PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
SL BIO LTD
PLANT AND EQUIPMENT, NET
Schedule of plant and equipment, net

	December 31,	December 31,
	2025	2024
Leasehold improvement	$299,175	$—
Machinery and equipment	29,867	28,467
Office equipment	21,513	—
Subtotal	350,555	28,467
Less: accumulated depreciation	(101,661)	(9,489)
Total	$248,894	$18,978